Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 39,343	$ 55,950
Accounts receivable	141,861	440,783
Other receivables	56,257	5,469
Due from related parties	34,819	12,750
Prepayment	208,192	11,823
Deferred IPO cost		0
Inventories	2,417,016	1,968,150
Other current asset	66,234	78,734
Total current assets	2,963,722	2,573,659
Non-current assets:
Property, plant and equipment, net	284,692	371,726
Construction in progress	110,683	108,043
Intangible asset	4,043	5,786
Investment in joint venture	62,341	27,671
Right-of-use assets, net	425,949	415,791
Total non-current assets	887,708	929,017
TOTAL ASSETS	3,851,430	3,502,676
Current liabilities:
Convertible notes payable	119,215	200,175
Accounts and other payable	1,482,013	1,101,279
Advance from customer	437,831	302,229
Salary payable	137,594	113,412
Other payables	476,416	89,349
Tax payables	20,706	33,543
Due to related party	31,149	30,407
Operating lease Liabilities, current	169,393	165,354
Total current liabilities	2,874,317	2,035,748
Non-current liabilities:
Operating lease Liabilities, non-current	247,041	241,149
Total non-current liabilities	247,041	241,149
TOTAL LIABILITIES	3,121,358	2,276,897
SHAREHOLDERS' EQUITY
Common shares, $0 par value, 100,000,000 shares authorized, 3,378,760 and 3,378,760 shares issued and outstanding at December 31, 2020, and 2021, respectively	0	0
Additional paid-in capital	3,021,912	3,021,912
Accumulated Deficit	(2,426,970)	(1,688,505)
Accumulated other comprehensive income	135,130	(107,628)
Total shareholders' equity(deficit)	730,072	1,225,779
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,851,430	$ 3,502,676